Commitments and Contingencies (Details Narrative) - USD ($)			12 Months Ended
	May 27, 2016	Feb. 20, 2007	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Rent expense			$ 55,000	$ 56,000
Lease description			We entered into an amendment to our current lease in February 2017 for a new space in our current building from March 2017 through February 2022
Product liability insurance expires date		Apr. 20, 2017
Photomedex, Inc. [Member]
Loss Contingencies [Line Items]
Rent expense			$ 550,000	$ 761,000
Photomedex, Inc. [Member] | Iinfringe Intellectual Property [Member]
Loss Contingencies [Line Items]
Name of plantiff			Radiancy, Inc., a wholly-owned subsidiary of PhotoMedex
Name of defendent			Viatek Consumer Products Group, Inc
Domicile of litigation			United States Federal Court, Southern District of New York,
Description of allegation			Over Viatek’s Pearl and Samba hair removal products which Radiancy believes infringe the intellectual property covering its no!no! hair removal devices.
Damage paid value			$ 83,000
Photomedex, Inc. [Member] | Merger And Reorganization [Member] | Merger And Reorganization Agreement [Member]
Loss Contingencies [Line Items]
Expense reimbursement	$ 750,000,000
Photomedex, Inc. [Member] | Severance Agreements ( Certain Key Executives and Employees) [Member]
Loss Contingencies [Line Items]
Severance costs			$ 5,058,000
Photomedex, Inc. [Member] | Merger And Reorganization Agreement [Member] | DS Healthcare Group, Inc [Member]
Loss Contingencies [Line Items]
Termination fee	$ 3,000,000